Schedule of Borrowings and Capital Lease Obligations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012
Debt Instrument [Line Items]
Short-term Debt	$ 5,664,827	$ 253,530	$ 2,007,597
Long-term debt	17,950,911	27,894,077	17,504,090
Less: Current portion of long-term debt	(7,919,179)	(4,050,498)	(5,971,339)
Long-term debt	10,031,732	23,843,579	11,532,751
Discontinued Operations
Debt Instrument [Line Items]
Long-term debt	78,112
Less: Current portion of long-term debt	(68,143)
Long-term debt	9,969
Discontinued Operations | Sleep center notes payable
Debt Instrument [Line Items]
Long-term debt	28,723
Debt instrument interest rate	6.00%
Debt instrument maturity date	2014-11
Discontinued Operations | Equipment capital leases
Debt Instrument [Line Items]
Long-term debt	49,389
Debt instrument interest rate	8.00%
Debt instrument maturity date	2015-01
Discontinued Operations | Arvest bank
Debt Instrument [Line Items]
Short-term Debt	$ 3,994,932
Debt instrument interest rate	6.00%
Debt instrument maturity date	2014-04